Filed Pursuant to Rule 497 (e)
                  Registration File No.:  333-33037





                        PROSPECTUS SUPPLEMENT
                         Dated March 4, 1998

     This Prospectus Supplement dated March 4, 1998 modifies the Prospectus for the PaineWebber Pathfinders Trust, Treasury and Growth Stock Series 22 dated January 29, 1998 (referred to herein as the "TAGS 22 Prospectus").
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     Effective immediately, the discount in sales charge applicable to employees of PaineWebber and its affiliates and certain of their relatives as disclosed on page 14 of the TAGS 22 Prospectus will be $1.00 per 1,000 Units.